Results from financial transactions	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Statement [LineItems]
Results from financial transactions
4 Results from financial transactions

	2024	2023
Net fair value change of derivatives	2	19

Net foreign currency gains and (losses)	-	1

Total	1	21
Net fair value change of derivatives mostly comprises of fair value changes on derivatives that are designated as economic hedges for which no hedge accounting is applied.